Disposal of Subsidiary - Additional Information (Details) - Disposal of Subsidiary - VIE - Beijing Paipairongxin and Subsidiaries - Hepai - CNY (¥) ¥ in Thousands	1 Months Ended
	Feb. 28, 2017	Dec. 31, 2016	Sep. 30, 2016
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of direct or indirect ownership			100.00%
Consideration in the form of a note in return for ownership interest transferred			¥ 20,000
Gain on disposal of subsidiary			20,611
Net liability on disposal			¥ 611
First installment received		¥ 14,000
Remaining installment received	¥ 6,000